Financial Instruments (Schedule of Aging of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 39,321	$ 35,548
Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	39,321	35,438
Past due up to 3 months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		87
Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 23